Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Operating Activities
Net income (loss) of the period	$ 41,065	$ 129,485
Adjustments to reconcile net loss from operations
Bad debt expense	49,655	15,927
Depreciation	3,462	208
Shares issued for services	0	0
Amortization on deferred compensation	75,000	0
Changes in Operating Assets and Liabilities
Accounts receivable	(687,284)	(316,892)
Other receivables	64,269	0
Advances to officers	0	(130,311)
Accounts payable and accrued expenses	(182,286)	3,699
Due to related parties	0	(8,509)
Deposit from customers	0	0
Income tax payable	0	6,245
Deferred Revenue	680,000	250,000
Income tax payable	7,246	0
Net cash provided by (used in) operating activities	51,127	(50,148)
Investing Activities
Purchase of fixed assets	(861)	(4,156)
Net cash used in investing activities	(861)	(4,156)
Financing Activities
Proceeds from issuance of stock	23,022	140,118
Net cash provided by financing activities	23,022	140,118
Net increase (decrease) in cash and equivalents	73,288	85,814
Cash and equivalents at beginning of the period	94,266
Cash and equivalents at end of the period	167,554	0
Supplemental cash flow information:
Interest paid	0	0
Income taxes paid	$ 0	$ 0